Employee Benefit Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Compensation expense	$ 171	$ 589	$ 1,268
Restricted Stock [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Fair value of stock granted	$ 2.94	$ 2.28	$ 0
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	250,000
Service Conditions [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 0
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 146
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 11 months 4 days